Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ 1,273	$ (17,701)